CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net (loss) income for the year	$ 9,940.0	$ (7,704.0)	$ (7,989.0)
Adjustments to reconcile net income to net cash flows provided by operating activities
Allowances deducted from assets	9,452.0	19,403.0	20,474.0
Depreciation of property, plant and equipment	108,382.0	99,185.0	96,535.0
Amortization of intangible assets	15,558.0	16,056.0	16,991.0
Amortization of rights of use assets	10,330.0	8,860.0	7,149.0
(Earnings) losses from associates	(395.0)	(749.0)	385.0
Disposals of fixed assets and consumption of materials	2,726.0	984.0	854.0
Financial results and others	(47,885.0)	18,143.0	23,493.0
Income tax expense	33,317.0	12,454.0	29,116.0
Income tax paid	(2,270.0)	(2,866.0)	(3,583.0)
Net increase in assets	(18,561.0)	(28,025.0)	(20,512.0)
Net increase in liabilities	9,441.0	15,128.0	5,448.0
Total cash flows provided by operating activities	130,035.0	150,869.0	168,361.0
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Property, plant and equipment acquisitions	(73,586.0)	(78,924.0)	(101,040.0)
Intangible asset acquisitions	(2,540.0)	(3,128.0)	(3,345.0)
Proceeds from dividends	234.0	121.0	380.0
Proceeds from the sale of property, plant and equipment and intangible assets	157.0	80.0	210.0
Investments not considered as cash and cash equivalents	(39,383.0)	(41,571.0)	11,882.0
Total cash flows used in investing activities	(115,118.0)	(123,422.0)	(91,913.0)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from financial debt	64,216.0	84,570.0	120,228.0
Payment of financial debt	(50,296.0)	(98,705.0)	(75,010.0)
Payment of interests and related expenses	(26,817.0)	(31,473.0)	(16,220.0)
Payments of leases liabilities	(6,596.0)	(7,896.0)	(7,450.0)
Acquisition in shareholdings	(59.0)		(125.0)
Payment of dividends	(744.0)	(554.0)	(73,007.0)
Total cash flows used in financing activities	(20,296.0)	(54,058.0)	(51,584.0)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(5,379.0)	(26,611.0)	24,864.0
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	27,965.0	52,568.0	21,784.0
NET FOREIGN EXCHANGE DIFFERENCES AND RECPAM ON CASH AND CASH EQUIVALENTS	(2,737.0)	2,008.0	5,920.0
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 19,849.0	$ 27,965.0	$ 52,568.0